FAIR VALUE MEASUREMENTS (Schedule of Cash Fee Activity) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Carrying value as of period start	$ (282)	$ (501)	$ (574)
Change to fair value included in finance expense	(33)	219	73
Carrying value as of period end	$ (315)	$ (282)	$ (501)